Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Statutory income tax rate	35.00%
Income taxes paid	$ 9,714	$ 4,405	$ 2,271
Accrued interest and penalties related to unrecognized tax benefits	0	0
AZOA
Income Tax Disclosure [Line Items]
Tax payable	$ 180	$ 9,874